LONG-TERM DEBT AND LINES OF CREDIT - Convertible Notes (Details)			12 Months Ended
	Feb. 23, 2024 USD ($) day $ / shares	Aug. 08, 2022 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Purchase of capped calls related to issuance of convertible notes, net of taxes				$ (229,597,000)
1.500% Convertible Senior Notes Due March 01, 2031 | Convertible Debt
Debt Instrument [Line Items]
Face amount of debt instrument	$ 2,000,000,000.0
Stated interest rate (as a percent)			1.50%
Proceeds from debt, net of issuance costs	1,970,000,000
Debt issuance costs	$ 33,500,000
Conversion price (in USD per share) | $ / shares	$ 156.96
Capped price (in USD per share) | $ / shares	$ 228.90
Purchase of capped calls related to issuance of convertible notes, net of taxes			$ 256,300,000
1.500% Convertible Senior Notes Due March 01, 2031 | Convertible Debt | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Threshold percentage of stock price trigger	130.00%
Threshold trading days | day	20
Threshold consecutive trading days | day	30
Debt instrument, redemption price, percentage	100.00%
1.500% Convertible Senior Notes Due March 01, 2031 | Convertible Debt | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Threshold percentage of stock price trigger	98.00%
Threshold trading days | day	5
Threshold consecutive trading days | day	10
1.000% convertible notes due August 15, 2029 | Convertible Debt
Debt Instrument [Line Items]
Face amount of debt instrument		$ 1,500,000,000
Stated interest rate (as a percent)		1.00%
Proceeds from debt, net of issuance costs			1,440,000,000
Debt issuance costs			20,400,000
Convertible, conversion ratio		0.0071727
Conversion price (in USD per share) | $ / shares		$ 139.42
Capped price (in USD per share) | $ / shares		$ 229.26
Purchase of capped calls related to issuance of convertible notes, net of taxes				$ 302,400,000
Unamortized discount			$ 37,500,000
Convertible, period		18 months
Initial strike price (in USD per share) | $ / shares		$ 140.67